UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	Asset-Backed Securities		(000)	Value
Asset-Backed Securities - 0.4%	North Street Referenced Linked Notes 2000-1 Ltd.,
	Series 2005-8A, Class D, 14.80%, 6/15/41 (a)(b)	USD	1,350	$ 523,166
	Total Asset-Backed Securities - 0.4%			523,166
Industry	Common Stocks		Shares
Auto Components - 0.1%	Lear Corp. (c)		2,562	161,367
Building Products - 0.6%	Masonite Worldwide Holdings (c)		20,955	733,425
Capital Markets - 0.2%	E*Trade Financial Corp. (c)		143,000	234,520
Chemicals - 0.1%	Solutia, Inc. (c)		7,000	75,390
	Wellman Holdings, Inc. (c)		1,613	403
				75,793
Electrical Equipment - 0.0%	Medis Technologies Ltd. (c)		176,126	11,800
Hotels, Restaurants & Leisure -	Buffets Restaurants Holdings, Inc. (c)		688	4,816
0.0%
Media - 0.2%	Sirius XM Radio, Inc. (c)		435,000	274,050
Metals & Mining - 0.0%	Euramax International (c)		468	14,025
Paper & Forest Products - 1.1%	Ainsworth Lumber Co. Ltd. (c)		311,678	605,401
	Ainsworth Lumber Co. Ltd. (b)(c)		349,782	680,155
				1,285,556
Software - 0.2%	TiVo, Inc. (c)		21,000	207,900
	Total Common Stocks - 2.5%			3,003,252
			Par
	Corporate Bonds		(000)
Aerospace & Defense - 0.5%	TransDigm, Inc., 7.75%, 7/15/14 (b)	USD	600	609,000
Airlines - 0.5%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		300	300,000
	United Air Lines, Inc., 12.75%, 7/15/12		300	305,250
				605,250
Auto Components - 1.7%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		28	28,980
	Delphi International Holdings Unsecured, 12.00%,
	10/06/14		13	12,664
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (a)		2,000	2,000,000
				2,041,644
Building Products - 2.2%	CPG International I, Inc., 7.87%, 7/01/12 (a)		2,500	2,268,750
	Ply Gem Industries, Inc., 11.75%, 6/15/13		400	382,000
				2,650,750
Capital Markets - 0.6%	E*Trade Financial Corp., 3.95%, 8/31/19 (b)(d)(e)		83	129,584
	Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		724	427,160
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(f)		311	66,825
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(f)		216	46,344
				669,913
Chemicals - 1.2%	American Pacific Corp., 9.00%, 2/01/15		440	410,300
Wellman Holdings, Inc., Second Lien Subordinate Note,
	10.00%, 1/29/19 (b)(d)		894	894,000
Wellman Holdings, Inc., Third Lien Subordinate Note,
	5.00%, 1/29/19 (d)(f)		279	139,500
				1,443,800

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Commercial Banks - 0.1%	Glitnir Banki HF, 4.15%, 4/20/10 (b)(c)(g)	USD	65	$ 13,975
	Glitnir Banki HF, 6.38%, 9/25/12 (b)(c)(g)		365	78,475
	Glitnir Banki HF, Series EMTN, 5.07%, 1/27/10 (c)(g)	EUR	100	31,532
	Glitnir Banki HF, Series EMTN, 3.00%, 6/30/10 (c)(g)		120	37,839
				161,821
Commercial Services &	Clean Harbors, Inc., 7.63%, 8/15/16 (b)	USD	400	402,500
Supplies - 1.2%	The Geo Group, Inc., 7.75%, 10/15/17 (b)		250	253,750
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		285	307,087
	West Corp., 9.50%, 10/15/14		105	102,375
	West Corp., 11.00%, 10/15/16		425	428,187
				1,493,899
Construction Materials - 1.3%	Nortek, Inc., 10.00%, 12/01/13		1,570	1,609,250
Consumer Finance - 1.1%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (a)		815	738,798
	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		600	606,000
				1,344,798
Containers & Packaging - 3.9%	Berry Plastics Corp., 4.17%, 9/15/14 (a)		2,235	1,743,300
Beverage Packaging Holdings Luxembourg II SA, 8.00%,
	12/15/16	EUR	185	255,563
	Crown Americas LLC, 7.63%, 5/15/17 (b)	USD	210	214,200
	Graphic Packaging International, Inc., 9.50%, 6/15/17		285	300,675
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		605	447,700
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	250	358,494
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		240	348,659
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15 (h)	USD	1,000	955,000
	Solo Cup Co., 10.50%, 11/01/13 (b)		130	136,825
				4,760,416
Diversified Financial Services -	FCE Bank Plc, 7.13%, 1/16/12	EUR	400	573,591
1.7%	GMAC Inc., 5.38%, 6/06/11		110	155,260
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	37	36,167
	GMAC LLC, 6.88%, 9/15/11 (b)		150	144,375
	GMAC LLC, 6.75%, 12/01/14 (b)		520	465,400
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16		400	404,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	200	295,805
				2,074,598
Diversified Telecommunication	Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	500	496,250
Services - 1.2%	PAETEC Holding Corp., 8.88%, 6/30/17		500	496,250
	Qwest Corp., 8.38%, 5/01/16 (b)		500	522,500
				1,515,000
Food & Staples Retailing - 0.1%	Duane Reade, Inc., 11.75%, 8/01/15 (b)		80	86,200
Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		340	356,150
Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 7.13%, 2/15/13		650	637,000
1.8%	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (b)(c)(g)		800	200,000
	MGM Mirage, 11.13%, 11/15/17 (b)		390	427,050
	Shingle Springs Tribal Gaming Authority, 9.38%,
	6/15/15 (b)		95	68,875

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Snoqualmie Entertainment Authority, 4.68%,
	2/01/14 (a)(b)	USD	305	$ 155,550
	Travelport LLC, 4.88%, 9/01/14 (a)		810	680,400
	Tropicana Entertainment LLC, Series WI, 9.63%,
	12/15/14 (c)(g)		120	450
				2,169,325
Household Durables - 1.0%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		500	540,000
	Standard Pacific Corp., 6.25%, 4/01/14		95	83,837
	Standard Pacific Corp., 7.00%, 8/15/15		255	225,037
	Stanley-Martin Communities LLC, 9.75%, 8/15/15 (c)(g)		1,250	375,000
				1,223,874
IT Services - 0.9%	Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		370	362,138
	First Data Corp., 9.88%, 9/24/15		235	209,150
	First Data Corp., 11.25%, 3/31/16		50	41,250
	SunGard Data Systems, Inc., 4.88%, 1/15/14		549	505,766
				1,118,304
Independent Power Producers &	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		300	258,000
Energy Traders - 3.4%	Calpine Construction Finance Co. LP, 8.00%, 6/01/16		1,200	1,206,000
	Dynegy Holdings, Inc., 8.38%, 5/01/16		650	596,375
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)		609	380,375
	NRG Energy, Inc., 7.25%, 2/01/14		1,260	1,271,025
	NRG Energy, Inc., 8.50%, 6/15/19		250	252,500
Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (f)		48	30,182
Texas Competitive Electric Holdings Co. LLC, Series B,
	10.25%, 11/01/15		175	124,250
				4,118,707
Industrial Conglomerates - 1.4%	Sequa Corp., 11.75%, 12/01/15 (b)		720	640,800
	Sequa Corp., 13.50%, 12/01/15 (b)(f)		1,278	1,112,228
				1,753,028
Insurance - 0.3%	USI Holdings Corp., 4.15%, 11/15/14 (a)(b)		490	389,550
Leisure Equipment & Products -	Brunswick Corp., 11.25%, 11/01/16 (b)		370	413,475
0.3%
Machinery - 1.6%	ESCO Corp., 4.17%, 12/15/13 (a)(b)		920	841,800
	RBS Global, Inc., 9.50%, 8/01/14 (b)		199	198,005
	RBS Global, Inc., 8.88%, 9/01/16		505	436,825
	Titan International, Inc., 8.00%, 1/15/12		460	449,650
				1,926,280
Marine - 0.3%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		111	109,196
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		260	266,500
				375,696
Media - 4.2%	Affinion Group, Inc., 10.13%, 10/15/13		820	836,400
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		180	189,225
	Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14		3,000	1,800,000
	EchoStar DBS Corp., 7.00%, 10/01/13		375	375,000

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17 USD	500	$ 300,000
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	500	463,750
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	1,000	1,000,000
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(d)	100	116,250
			5,080,625
Metals & Mining - 1.2%	Aleris International, Inc., 9.00%, 12/15/14 (c)(g)	370	1,387
	Aleris International, Inc., 10.00%, 12/15/16 (c)(g)	500	1,875
	RathGibson, Inc., 11.25%, 2/15/14 (c)(g)	1,390	486,500
	Ryerson, Inc., 7.66%, 11/01/14 (a)	1,075	948,687
			1,438,449
Oil, Gas & Consumable Fuels -	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17	425	474,937
2.2%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	105	114,187
	Denbury Resources, Inc., 9.75%, 3/01/16	375	396,562
	Forest Oil Corp., 8.50%, 2/15/14 (b)	405	414,112
	Forest Oil Corp., 7.25%, 6/15/19	105	99,487
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)	300	299,250
	SandRidge Energy, Inc., 3.91%, 4/01/14 (a)	1,000	845,752
			2,644,287
Paper & Forest Products - 2.9%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)	669	408,116
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)	190	209,000
	NewPage Corp., 10.00%, 5/01/12	550	354,750
	NewPage Corp., 11.38%, 12/31/14 (b)	2,070	2,038,950
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)	160	174,400
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (a)	455	341,250
			3,526,466
Pharmaceuticals - 1.3%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (a)	1,500	1,237,500
	Elan Corp. Plc, 8.75%, 10/15/16 (b)	295	277,300
			1,514,800
Semiconductors &	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)	230	217,062
Semiconductor Equipment - 1.2%	Avago Technologies Finance Pte. Ltd., 5.86%,
	6/01/13 (a)	400	400,250
	Spansion, Inc., 3.79%, 6/01/13 (b)(c)(g)	830	863,200
			1,480,512
Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (a)(b)(f)	466	9,328
Specialty Retail - 0.3%	United Auto Group, Inc., 7.75%, 12/15/16	355	343,462
Wireless Telecommunication	Cricket Communications, Inc., 7.75%, 5/15/16 (b)	1,000	987,500
Services - 2.1%	Crown Castle International Corp., 9.00%, 1/15/15	60	63,450
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)	1,129	1,089,485
	iPCS, Inc., 2.41%, 5/01/13 (a)	200	176,500
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)	325	273,000
			2,589,935
	Total Corporate Bonds - 44.0%		53,538,592

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Aerospace & Defense - 0.2%	Hawker Beechcraft, Term Loan B, 10.50%, 3/26/14	USD	275	$ 267,781
Auto Components - 2.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%,
	8/07/14		1,925	1,684,273
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,025	914,899
	Lear Corp., Term Loan B, 7.50%, 10/14/14		703	704,150
				3,303,322
Automobiles - 0.4%	Ford Motor Co., Term Loan, 3.25% - 3.29%, 12/15/13		548	479,995
Beverages - 1.0%	Culligan International Co., Loan (Second Lien), 5.17%,
	4/24/13	EUR	500	275,909
	Inbev NV, Bridge Loan, 1.43%, 7/15/11	USD	1,000	993,333
				1,269,242
Building Products - 1.4%	Building Materials Corporation of America, Term Loan
	Advance, 3.00%, 2/22/14		750	678,375
	Goodman Global Holdings, Term Loan B, 6.25%, 2/13/14		1,000	999,167
				1,677,542
Chemicals - 3.2%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		324	329,327
	Edwards (Cayman Islands II) Ltd., Term Loan (First
	Lien), 2.26%, 5/31/14		276	229,773
	Gentek, Inc., Term Loan B, 7.00%, 10/20/14		400	401,667
Huish Detergents Inc., Tranche B Term Loan, 1.99%,
	4/26/14		241	228,815
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C
	Term Loan, 2.66%, 12/15/13	EUR	249	299,198
	Nalco Co., Term Loan B, 6.50%, 5/13/16	USD	622	625,762
PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second
	Lien), 6.75%, 7/30/15		700	573,500
	PQ Corp. (fka Niagara Acquisition, Inc.), Term Loan
	(First Lien), 3.50% - 3.54%, 7/30/14		494	434,500
	Solutia Inc., Loan, 7.25%, 2/28/14		736	744,595
				3,867,137
Commercial Services & Supplies -	ARAMARK Corp., Facility Letter of Credit, 3.75%,
2.4%	1/26/14		39	34,977
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%,
	1/26/14		590	531,849
	Casella Waste Systems, Inc., Term B Loan, 7.00%,
	4/08/14		399	399,998
	Johnson Diversey, Inc., Term Loan B, 5.50%, 11/20/15		425	423,938
	Synagro Technologies, Inc., Term Loan (First Lien),
	2.24%, 4/02/14		723	583,040
	West Corp., Term Loan B3, 7.25%, 11/08/13		998	991,447
				2,965,249
Computers & Peripherals - 0.4%	Intergraph Corp., Term Loan (Second Lien), 6.26%,
	11/28/14		500	470,000

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Consumer Finance - 0.9%	DaimlerChrysler Financial Services Americas LLC, Term
	Loan (First Lien), 4.24%, 8/03/12	USD	1,200	$ 1,153,000
Containers & Packaging - 0.8%	Berry Plastics Corp., Term Loan C, 2.30%, 4/02/15		580	487,683
	Graham Packaging Co., LP, Term Loan B, 2.50%,
	10/07/11		448	432,034
				919,717
Diversified Consumer Services -	Coinmach Service Corp., Term Loan, 3.24% - 3.27%,
2.6%	11/14/14		1,724	1,465,132
	Laureate Education, Term Loan B, 7.00%, 12/31/14		1,750	1,686,563
				3,151,695
Diversified Financial Services -	CIT Group, Term Loan A, 9.50%, 1/20/12		1,775	1,800,146
2.0%	Reynolds Group, Term Loan B, 6.25%, 10/28/15		600	598,500
				2,398,646
Diversified Telecommunication	Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		325	255,938
Services - 1.7%	Hawaiian Telcom Communications, Inc., Tranche C
	Term Loan, 4.75%, 5/30/14 (f)		1,524	1,087,560
Integra Telecom Holdings, Inc., Term Loan (First Lien),
	10.50%, 8/31/13		698	693,564
PAETEC Holding Corp., Incremental Term Loan, 2.74%,
	2/28/13		84	79,042
				2,116,104
Electrical Equipment - 1.0%	Baldor Electric Co., Term Loan, 5.25%, 1/31/14		726	720,708
	Generac Acquisition Corp., Term Loan (First Lien),
	2.78%, 11/10/13		494	446,399
				1,167,107
Energy Equipment & Services -	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		571	523,830
1.1%	MEG Energy Corp., Delayed Draw Term Loan, 2.29%,
	4/02/13		492	446,991
	MEG Energy Corp., Initial Term Loan, 2.29%, 4/03/13		483	438,472
				1,409,293
Food & Staples Retailing - 3.8%	AB Acquisitions Topco 2 Ltd. (fka Alliance Boots),
	Facility B1, 3.52%, 7/09/15	GBP	750	1,079,869
	McJunkin Corp., Term Loan, 3.49%, 1/31/14	USD	497	473,400
	Pierre Foods, Term Loan B, 8.50%, 9/23/14		304	305,520
	Pilot Travel Centers, Term Loan B, 0.00%, 11/18/15		1,500	1,501,250
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		900	925,500
	SuperValu, Term Loan B, 1.50%, 6/02/12		365	344,834
				4,630,373
Food Products - 3.9%	Cloverhill Bakery, Delay Draw Term Loan, 8.50%,
	10/14/14		196	195,446
	Cloverhill Bakery, Term Loan, 8.50%, 10/14/14		904	899,054
	Dole Food Co., Inc., Credit-Linked Deposit, 0.28%,
	4/12/13		86	86,711

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
	Dole Food Co., Inc., Tranche B Term Loan, 8.00%,
	4/12/13	USD	150 $	151,187
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		518	459,464
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
	4/12/13		497	499,677
	Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%,
	9/30/14		2,437	2,444,060
				4,735,599
Health Care Equipment &	Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%,
Supplies - 1.2%	3/25/15		673	636,252
DJO Finance LLC (ReAble Therapeutics Finance LLC),
	Term Loan, 3.23% - 3.28%, 5/20/14		737	691,741
	Hologic, Inc., Tranche B Term Loan, 3.50%, 3/31/13		108	105,576
				1,433,569
Health Care Providers &	CCS Medical, Inc. (Chronic Care), Loan, Debtor in
Services - 4.6%	Possession, 11.00%, 11/16/12		31	31,247
	CCS Medical, Inc. (Chronic Care), Term Loan (First
	Lien), 4.35%, 9/30/12 (c)(g)		525	274,750
CHS/Community Health Systems, Inc., Delayed Draw
	Term Loan, 2.51%, 7/25/14		103	93,942
CHS/Community Health Systems, Inc., Funded Term
	Loan, 2.49% - 2.62%, 7/25/14		2,012	1,838,640
	Fresenius SE, Tranche B1 Term Loan, 6.75%, 9/26/14		120	120,099
	Fresenius SE, Tranche B2 Term Loan, 6.75%, 9/26/14		84	83,800
	HCA Inc., Tranche A-1 Term Loan, 1.53% - 2.03%,
	11/17/12		2,492	2,314,018
	HCA Inc., Tranche B-1 Term Loan, 2.53%, 11/18/13		387	359,427
Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.), Replacement Term Loan, 2.49%, 9/23/11		500	484,057
				5,599,980
Hotels, Restaurants & Leisure -	Busch Entertainment Corp., Term Loan, 3.78%,
3.6%	5/05/16		1,000	1,000,250
Golden Nugget, Inc., Term Loan (Second Lien), 3.51%,
	12/31/14		175	70,000
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
	3.55%, 8/16/14		500	112,500
	Harrah's Operating, Term Loan B, 9.50%, 10/31/16		1,500	1,451,625
	Lake at Las Vegas Joint Venture / LLV-1, LLC,
	Revolving Loan Credit-Linked Deposit Account,
	11.75%, 6/20/12 (c)(g)		120	2,006
Lake at Las Vegas Joint Venture / LLV-1, LLC, Term
	Loan, 11.75%, 6/20/12 (c)(g)		1,215	20,255

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.56%,
	11/05/13	USD	499 $	401,255
	Universal City Development, Term Loan B, 7.75%,
	10/29/14		750	746,016
VML U.S. Finance LLC (aka Venetian Macau), Term B
	Delayed Draw Project Loan, 5.79%, 5/25/12		76	71,856
VML U.S. Finance LLC (aka Venetian Macau), Term B
	Funded Project Loan, 5.79%, 5/27/13		546	516,624
				4,392,387
Household Durables - 0.8%	American Residential Services LLC, Term Loan (Second
	Lien), 12.00%, 4/17/15 (f)		1,025	963,591
IT Services - 3.4%	Audio Visual Services Group, Inc., Loan (Second Lien),
	6.79%, 8/28/14		529	52,933
Audio Visual Services Group, Inc., Tranche B Term Loan
	(First Lien), 2.54%, 2/28/14		748	512,443
	Ceridian Corp., U.S. Term Loan, 3.24% - 3.28%, 11/09/14		989	852,291
	First Data Corp., Initial Tranche B-2 Term Loan,
	3.03% - 3.04%, 9/24/14		2,128	1,767,437
	First Data Corp., Initial Tranche B-3 Term Loan,
	3.03% - 3.04%, 9/24/14		121	100,305
	SunGard Data Systems, Inc. (Solar Capital Corp.),
	Incremental Term Loan, 6.75%, 2/28/14		499	501,484
	SunGard Data Systems, Inc. (Solar Capital Corp.),
	Tranche B U.S. Term Loan, 3.88% - 3.90%, 2/28/16		324	304,039
				4,090,932
Independent Power Producers &	Dynegy Holdings Inc., Term Letter of Credit Facility
Energy Traders - 1.7%	Term Loan, 3.99%, 4/02/13		694	655,243
	Dynegy Holdings Inc., Tranche B Term Loan, 3.99%,
	4/02/13		56	52,882
Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-1 Term Loan, 3.78%, 10/10/14		1,099	818,084
Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-2 Term Loan, 3.74% - 3.78%,
	10/10/14		733	545,640
				2,071,849
Industrial Conglomerates - 0.3%	Sequa Corp., Term Loan, 3.58% - 3.94%, 12/03/14		397	343,058
Insurance - 0.4%	Alliant Holdings I, Inc., Term Loan, 3.28%, 8/21/14		490	443,450
Internet & Catalog Retail - 0.4%	FTD Group, Inc., Tranche B Term Loan, 6.75%,
	8/26/14		459	455,199
Life Sciences Tools & Services -	Life Technologies Corp., Term B Facility, 5.25%,
0.7%	11/23/15		876	874,291

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Machinery - 2.0%	Accuride, Term Loan, 6.00%, 1/31/12	USD	460	$ 456,550
Navistar Financial Corp., Tranche A Term Loan, 2.25%,
	3/27/10		850	836,188
	Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%,
	12/06/13		1,150	1,146,167
				2,438,905
Media - 18.6%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		830	736,446
	AlixPartners, LLP, Tranche C Term Loan, 2.30%,
	10/12/13 (f)		306	293,486
	Cengage Learning Acquisitions, Inc. (Thomson Learning),
	Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		997	981,266
	Cequel Communications, LLC, Term Loan, 2.24%,
	11/05/13		683	629,861
Cequel Communications, LLC, Tranche A Term Loan
	(Second Lien), 4.76%, 5/05/14		2,000	1,905,000
Charter Communications Operating, LLC, New Term
	Loan, 2.26%, 3/06/14		1,000	924,167
	Charter Communications, Term Loan B1, 9.25%,
	3/25/14 (c)(g)		1,510	1,524,972
	EB Sports Corp, Loan, 6.56%, 5/01/12 (f)		923	803,380
	Ellis Communications KDOC, LLC, Loan, 10.00%,
	12/30/11		1,939	543,007
	HMH Publishing Co. Ltd., Mezzanine, 17.50%,
	11/14/14 (f)		241	48,277
HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%,
	6/12/14		1,544	1,310,610
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.48%,
	3/08/14		750	315,000
	Insight Midwest Holdings, LLC, Term Loan B, 2.29%,
	4/07/14		475	443,446
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-A
	Term Loan, 2.74%, 1/03/14		167	154,459
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-B
	Term Loan, 2.74%, 1/03/14		167	154,411
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-C
	Term Loan, 2.74%, 1/03/14		167	154,411
Lamar Media Corp., Series B Incremental Loan, 5.50%,
	9/28/12		600	595,110
Lamar Media Corp., Series E Incremental Loan, 5.50%,
	3/15/13		244	242,373
	Lamar Media Corp., Term Loan, 5.50%, 9/30/12		740	733,697
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
	Facility B1, 3.53%, 6/30/15	EUR	337	334,335
Mediacom Illinois, LLC (fka Mediacom Communications,
	LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	500	498,125
	Newsday, LLC, Fixed Rate Term Loan, 9.75%, 8/01/13		2,000	2,093,334
	Nielsen Co., Term Loan B, 3.99%, 5/01/16		1,256	1,148,097

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
	Nielsen Finance LLC, Dollar Term Loan, 2.24%, 8/09/13	USD	603 $	541,940
	Penton Media, Inc., Loan (Second Lien), 5.28%, 2/01/14		1,000	203,333
	Penton Media, Inc., Term Loan (First Lien), 2.53% -
	2.62%, 2/01/13		975	637,406
	Sinclair Broadcast Group, Term Loan B, 6.50%, 10/16/15		750	750,313
	Sunshine Acquisition Ltd. (aka HIT Entertainment),
	Term Facility, 2.53%, 3/20/12		825	707,438
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		495	495,000
United Pan Europe Communications, Term Loan, 3.74%,
	12/31/16		1,000	950,500
	Virgin Media Investment Holdings Ltd., C Facility,
	3.58%, 7/17/13	GBP	570	870,759
World Color Press Inc. and World Color (USA) Corp. (fka
	Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	200	200,138
	Yell Group Plc TPI Term Loan A, 7.12%, 8/09/11		750	686,250
				22,610,347
Metals & Mining - 1.6%	Euramax International, Inc., Domestic Term Loan,
	14.00%, 6/29/13 (f)		631	391,506
Euramax International, Inc., Domestic Term Loan (Cash
	Pay), 10.00%, 6/29/13		643	398,841
	RathGibson, Inc., Loan, Debtor in Possession,
	10.50% - 10.75%, 2/10/10		1,148	1,147,507
				1,937,854
Multi-Utilities - 0.5%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Synthetic Letter of Credit, 2.65%, 11/01/13		74	67,560
FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Term B Advance (First Lien), 2.81%, 11/01/13		576	524,346
				591,906
Multiline Retail - 1.8%	Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
	7/07/14		748	696,483
	Hema BV, Term Loan B, 5.43%, 1/01/17	EUR	1,400	1,492,537
	The Neiman Marcus Group Inc., Term Loan, 2.24%,
	4/06/13	USD	75	63,792
				2,252,812
Oil, Gas & Consumable Fuels -	Big West Oil, LLC, Delayed Advance Loan, 6.50%,
2.5%	5/15/14		363	344,538
	Big West Oil, LLC, Initial Advance Loan, 6.50%, 5/15/14		288	273,909
	ScorpionDrilling Ltd., Loan (Second Lien), 7.78%,
	5/08/14		770	712,250
	Turbo Beta Ltd., Dollar Facility, 14.50%,
	3/15/18 (f)	GBP	1,760	1,320,358
	Vulcan Energy, Term Loan B, 5.50%, 9/30/15	USD	400	401,000
				3,052,055
Paper & Forest Products - 0.6%	Georgia-Pacific LLC, Term B Loan, 2.24%, 12/22/12		833	790,768

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Personal Products - 0.4%	American Safety Razor, Term Loan (First Lien), 2.54%,
	7/25/13	USD	175 $	164,208
American Safety Razor Co., LLC, Loan (Second Lien),
	6.54%, 1/30/14		200	164,333
	Revlon, Term Loan B, 4.29%, 1/15/12		150	144,000
				472,541
Pharmaceuticals - 1.2%	Warner Chilcott, Term Loan A, 5.50%, 10/14/14		542	540,336
	Warner Chilcott, Term Loan B, 5.75%, 3/30/15		271	270,168
	Warner Chilcott, Term Loan B1, 5.75%, 4/30/15		597	594,369
				1,404,873
Real Estate Management &	Realogy Corp., Delayed Draw Term Loan, 3.29%,
Development - 0.8%	10/10/13		325	275,573
	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		197	167,014
	Realogy Corp., Synthetic Letter of Credit, 3.15%, 10/10/13		53	44,965
	Realogy Corp., Term Loan (Second Lien), 13.50%,
	10/15/17		500	514,750
				1,002,302
Specialty Retail - 0.2%	Michaels Stores, Inc., Term Loan B, 2.56%, 10/31/13		281	241,463
Wireless Telecommunication	MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50% -
Services - 0.6%	2.56%, 11/03/13		750	690,938
	Total Floating Rate Loan Interests - 77.4%			94,136,872
			Beneficial
	Other Interests (i)		Interest
Auto Components - 0.7%	Delphi, Debtor in Possession, Hold Co. LLP, Class B,
	Membership Interests	USD	89	710,325
	Internet Liquidating Trust, Class A		519,042	155,713
	Lear Corp. Escrow		255,000	3
				866,041
Diversified Financial Services -	JG Wentworth LLC Preferred Equity Interests		270	539,784
0.5%
Hotels, Restaurants & Leisure -	Buffets, Inc.		360,000	36
0.0%
	Total Other Interests - 1.2%			1,405,861
	Preferred Stocks		Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		48	10,800
	Total Preferred Stocks - 0.0%			10,800
	Warrants (j)
Auto Components - 0.1%	Lear Corp. (expires 11/09/14)		999	61,469
Hotels, Restaurants & Leisure -	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		304	3
0.0%
Oil, Gas & Consumable Fuels -	Turbo Cayman Ltd. (No Expiration)		1	-
0.0%
	Total Warrants - 0.1%			61,472
	Total Long-Term Investments
	(Cost - $177,616,772) - 125.6%			152,680,015

	BlackRock Diversified Income Strategies Fund, Inc. (DVF)
	Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Short-Term Securities	Shares	Value
	BlackRock Liquidity Funds, TempFund, Institutional
	Class, 0.17% (k)(l)	2,741,945 $	2,741,945
	Total Short-Term Securities
	(Cost - $2,741,945) - 2.3%		2,741,945
	Options Purchased	Contracts
Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86,
	Expires 12/21/19, Broker Goldman Sachs & Co.	13	13,000
	Total Options Purchased
	(Cost - $12,711) - 0.0%		13,000
	Total Investments
	(Cost - $180,371,428*) - 127.9%		155,434,960
	Liabilities in Excess of Other Assets - (27.9)%		(33,878,802)
	Net Assets - 100.0%	$ 121,556,158

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 180,371,428
Gross unrealized appreciation	$ 3,489,199
Gross unrealized depreciation	(28,425,667)
Net unrealized depreciation	$ (24,936,468)

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Non-income producing security.
(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) All, or a portion of security, pledged as collateral in connection with swaps.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.

(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	USD	370,367	$ 1,394

(l) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments November 30, 2009 (Unaudited)
• Foreign currency exchange contracts as of November 30, 2009 were as follows:
						Unrealized
Currency						Appreciation
Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)
USD	6,180,007	EUR	4,156,000	Citibank NA	1/20/10	$ (59,306)
GBP	166,000	USD	270,484	Citibank NA	1/27/10	2,497
USD	698,732	CAD	726,000	Goldman Sachs Bank USA	1/27/10	10,848
USD	2,210,276	GBP	1,335,000	Citibank NA	1/27/10	14,921
Total						$ (31,040)
• Interest rate swaps outstanding as of November 30, 2009 were as follows:
					Notional	Unrealized
Fixed Rate Floating Rate			Counterparty	Expiration	Amount (000)	Depreciation
4.82% (b)	3-month
	LIBOR		JPMorgan Chase Bank NA	January 2013	USD 20,000	$ (1,976,679)

• Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

					Unrealized
	Pay Fixed			Notional	Appreciation
Issuer	Rate	Counterparty	Expiration	Amount (000)	(Depreciation)
Masco Corp.	5.30%	JPMorgan Chase	March 2014	USD 500	$ (58,289)
Mohawk Industries,	4.45%	JPMorgan Chase	March 2014	USD 500
Inc.		Bank NA			(42,511)
Brunswick Corp.	5.00%	Goldman Sachs Bank	September 2014	USD 100	(5,645)
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD 150	2,031
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD 225	(173)
Total					$ (104,587)

• Credit default swaps on traded index - sold protection outstanding as of November 30, 2009 were as follows:

	Receive			Credit	Notional	Unrealized
Index	Fixed Rate	Counterparty	Expiration	Rating[1]	Amount (000)[2]	Depreciation
Aces High	5.00%	Morgan Stanley
Yield Index		Capital Services,
		Inc.	March 2010	CCC	USD 6,736	$ (868,991)

• Credit default swaps on single name issues - sold protection outstanding as of November 30, 2009 were as follows:

	Receive			Credit	Notional	Unrealized
Issuer	Fixed Rate	Counterparty	Expiration	Rating[3]	Amount (000)[2]	Depreciation
BAA Plc	2.00%	Deutsche Bank AG	March 2012	A-	GBP 300	$ (63,645)
[1] Using Standard & Poor's weighted average ratings of the underlying securities in the index.
[2] The maximum potential amount the Fund may pay should a negative credit event take place under the terms of the agreement.
[3] Using Standard & Poor's rating of the issuer.

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Schedule of Investments November 30, 2009 (Unaudited)

• Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	US Dollar

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Schedule of Investments November 30, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$ 2,308,669
Short-Term Securities	2,741,945
Total Level 1	5,050,614
Level 2
Long-Term Investments:
Common Stocks	680,155
Corporate Bonds	52,192,428
Floating Rate Loan Interests	62,736,786
Preferred Stocks	10,800
Warrants	61,469
Total Level 2	115,681,638
Level 3
Long-Term Investments:
Asset-Backed Securities	523,166
Common Stocks	14,428
Corporate Bonds	1,346,164
Floating Rate Loan Interests	31,400,086
Other Interests	1,405,861
Warrants	3
Total Level 3	34,689,708
Total	$ 155,421,960

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Schedule of Investments November 30, 2009 (Unaudited)
Other Financial

Instruments1

	Assets	Liabilities
Level 1	-	-
Level 2	$ 43,297	$ (3,075,239)
Level 3	-	(32,752)
Total	$ 43,297	$ (3,107,991)

1 Other financial instruments are swaps, foreign currency exchange contracts, options purchased and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Schedule of Investments November 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities

	Assest-			Floating
	Backed	Common	Corporate	Rate Loan	Other
	Securities	Stocks	Bonds	Interests	Interests	Warrants	Total
Balance, as of
August 31, 2009	$ 528,255	$ 5,436	$ 1,033,683	25,553,048	$ 228,602	$ 3	$ 27,349,027
Accrued
discounts/
premiums	-	-	-	-	-	-	-
Realized gain
(loss)	-	-	(4,207)	(5,318,129)	-	-	(5,322,336)
Change in
unrealized
appreciation/
depreciation[2]	(5,089)	13,808	4,024	9,088,278	311,219	-	9,412,240
Net purchases
(sales)	-	-	-	(7,213,558)	-	-	(7,213,558)
Net transfers
in/out of Level 3	-	(4,816)	312,664	9,290,447	866,040	-	10,464,335
Balance, as of
November 30,
2009	$ 523,166	$ 14,428	$ 1,346,164	$ 31,400,086	$ 1,405,861	$ 3	$ 34,689,708

2 The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was
$6,425,200.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial

Instruments3
Assets

Balance, as of August 31, 2009	$ 38,010
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized	-
appreciation (depreciation)[3]
Net purchases (sales)	-
Net transfers in/out of Level 3	(70,762)
Balance, as of November 30, 2009	$ (32,752)
[3] Other financial instruments are unfunded loan commitments.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: January 22, 2010